Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	¥ 318,758	¥ 317,429
IFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities			¥ 272,232